INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Total	$ 16,509	$ 14,521
North american residential energy infrastructure operation
Disclosure of information for cash-generating units [line items]
Total	2,988	3,006
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	2,567	2,299
Canadian diversified midstream operation
Disclosure of information for cash-generating units [line items]
Total	1,726	1,718
North american rail operation
Disclosure of information for cash-generating units [line items]
Total	1,689	1,674
European residential decarbonization infrastructure business
Disclosure of information for cash-generating units [line items]
Total	1,313	1,196
Indian telecom towers operation
Disclosure of information for cash-generating units [line items]
Total	1,150	1,175
Brazilian electricity transmission operation
Disclosure of information for cash-generating units [line items]
Total	2,561	1,023
Global intermodal logistics operation
Disclosure of information for cash-generating units [line items]
Total	568	577
U.K. telecom towers operation
Disclosure of information for cash-generating units [line items]
Total	599	549
North american retail colocation data center operation
Disclosure of information for cash-generating units [line items]
Total	428	454
U.K. port operation
Disclosure of information for cash-generating units [line items]
Total	293	267
Other
Disclosure of information for cash-generating units [line items]
Total	$ 627	$ 583